Membership Interests (Narrative) (Details) - USD ($) $ in Millions			3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 29, 2025	Feb. 14, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 28, 2025	Feb. 13, 2025
Subsequent Event [Line Items]
Members contribution			$ 647	$ 605	$ 605	$ 1,857	$ 720	$ 1,211	$ 452	$ 425
Cash distribution			$ 837			$ 837		$ 686
Current authorized regulatory capitalization ratio, debt						57.50%		57.50%
Current authorized regulatory capitalization ratio, equity						42.50%		42.50%
Regulatory capitalization ratio, debt						56.00%		56.10%
Regulatory capitalization ratio, equity						44.00%		43.90%
Subsequent Event [Member]
Subsequent Event [Line Items]
Members contribution	$ 647	$ 605
Cash distribution											$ 219	$ 177